STOCKHOLDERS' EQUITY (DEFICIT) (Schedule of Assumptions on Date of Valuation Utilizing for Fair Value of Warrants) (Details) - $ / shares			1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 12, 2016	Jan. 09, 2015	Feb. 28, 2018	Jun. 30, 2018	Dec. 31, 2017
Warrant [Member]
Exercise price (in dollars per share)				$ 0.18
Expected term (years)				5 years
Expected dividends (as a percent)				0.00%
Warrant [Member] | Minimum [Member]
Stock price (in dollars per share)				$ 0.16	$ 0.16
Risk free interest rate (as a percent)				1.01%	1.01%
Expected term (years)					5 years
Expected volatility (as a percent)				322.00%	322.00%
Warrant [Member] | Maximum [Member]
Stock price (in dollars per share)				$ 2.18	$ 2.18
Risk free interest rate (as a percent)				1.37%	1.37%
Expected volatility (as a percent)				504.00%	504.00%
Stock Options [Member]
Stock price (in dollars per share)	$ 0.20	$ 0.70	$ 1.05	$ 0.71
Exercise price (in dollars per share)	$ 0.20	$ 0.70	$ 1.08	$ 0.95
Risk free interest rate (as a percent)	1.98%	1.98%	2.80%
Expected term (years)	10 years	10 years		5 years
Expected volatility (as a percent)	173.00%	173.00%	197.00%
Expected dividends (as a percent)	0.00%	0.00%	0.00%	0.00%
Stock Options [Member] | Minimum [Member]
Risk free interest rate (as a percent)				2.68%
Expected term (years)			5 years
Expected volatility (as a percent)				210.00%
Stock Options [Member] | Maximum [Member]
Risk free interest rate (as a percent)				2.79%
Expected term (years)			10 years
Expected volatility (as a percent)				214.00%